Income Tax Expense - Summary of Major Components of Income Tax Expense (Parenthetical) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Coronavirus Aid Relief and Economic Security Act [member]
Summary of major components of income tax expense [line items]
Unused tax losses for which no deferred tax asset recognised	¥ 806